Contingencies, Commitments, and Responsibilities	6 Months Ended
Jun. 30, 2021
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Contingencies, Commitments, and Responsibilities

Note 9 - Contingencies, Commitments, and Responsibilities

a)    Lawsuits and Legal Proceedings

Lawsuits against the Bank with provision

As of the date of issuance of these Condensed Consolidated Financial Statements, legal actions have been filed against the Bank and its subsidiaries involving its transactions in the ordinary course of business. They are mainly lawsuits pending against the Bank related to loans and other matters, most of which, according to the Bank’s Legal Services Divisions involved in the suits, present no risk of significant loss. Notwithstanding the above, provisions for MCh$159 and MCh$545 as of June, 2021 and December 31, 2020, respectively have been established in the Condensed Consolidated Financial Statements.

Other lawsuits against the Bank without provision

Other legal actions have been filed against the Bank and its subsidiaries involving transactions carried out in the ordinary course of business. The Bank’s maximum exposure for these lawsuits amounts to approximately MCh$25,362 as of June 30, 2021 and MCh$22,737 as of December 31, 2020. In Management’s opinion based on reports from the Legal Division as of June 30, 2021, considering the procedural status of these lawsuits, it is not possible at the moment to conclude whether they may result in significant losses not contemplated by the Bank in the Condensed Consolidated Financial Statements.

Itaú Corpbanca Colombia S.A.

The Bank and its subsidiaries are involved in civil, administrative and labor proceedings. The outstanding civil and administrative proceedings, them are related to banking transactions, and the remaining ones derive from the ownership of leased assets.

Such claims amount, in the aggregate, to MCh$34,709 as of June 30, 2021 (MCh$35,043 as of December, 2020). According to the evaluation of the expected results in each lawsuit the Bank has recorded a provision of MCh$96 as of June 30, 2020 (MCh$94 as of December 31, 2020).

b)    Commitments

Transaction Agreement

On January 29, 2014, Inversiones Corp Group Interhold Limitada, Inversiones Saga Limitada ( both together “CorpGroup”), Itaú-Unibanco Holding S.A., Corpbanca, and Banco Itaú Chile, subscribed a contract called “Transaction Agreement”, in accordance to the contract, they agreed a strategic association of its operations in Chile and Colombia. This strategic association gave rise to the merger of Corpbanca and Banco Itaú Chile, which was renamed “Itaú Corpbanca” and took place on April 1, 2016

The Transaction Agreement (from January 2014 and its subsequent modifications) also contemplates that on January 28, 2022 Itaú Corpbanca will purchase from CorpGroup the 12.36% of shares in Itaú Corpbanca Colombia, equivalent to the participation that CorpGroup held (directly or through other entities) in said entity at the merger date, corresponding to 93,306,684 shares. The purchase price agreed will be US$3.5367 per share, amounting to US$329,997,749.30, plus interest from August 4, 2015 until the payment date at an annual interest rate equal to Libor plus 2.7% minus the sum of the aggregate amount of dividends paid by Itaú Corpbanca Colombia to CorpGroup for the corresponding shares. This agreement, as explicitly noted, is subject to the prior approvals from the regulators, as applicable, in Chile and abroad.

Note 9 - Contingencies, Commitments, and Responsibilities, continued

According to article 76 of the General Banking Law, investments in shares of banks established abroad are subject to the prior approval of the Superintendency of Banks and Financial Institutions in Chile (currently CMF), as well as the Central Bank of Chile (BCCH), which in turn is subject to compliance with the conditions set forth in article 78 of said legal corp.

Additionally, in the case of banks incorporated in Colombia, an eventual acquisition of shares in Itaú Corpbanca Colombia by Itaú Corpbanca is also subject to the prior authorization of the Financial Superintendency of Colombia (SFC).

Consequently, the aforementioned transaction must be confirmed only by the occurrence of one or more future and uncertain events that are not entirely under the control of the Bank.

Acquisition of the MCC entities

In accordance with the Transaction Agreement executed on January 29, 2014 between Inversiones Corp Group Interhold SpA, Inversiones Saga Limitada (these last two, together “CorpGroup”), Itaú Unibanco Holding S.A., Corpbanca and Banco Itaú Chile, subsequently modified on June 2, 2015 and January 20, 2017, hereinafter the “Transaction Agreement”, Itaú Unibanco Holding S.A. assumed the obligation to transfer to Itaú Corpbanca, and the latter the obligation to acquire, 100% of its shares in MCC Securities Inc., MCC Asesorías S.A., and MCC S.A. Corredores de Bolsa (herein “MCC entities”) in accordance with the terms agreed upon and subject to normal terms and conditions for this kind of transactions.

On May 28, 2019, the Board of Directors of Itaú Corpbanca approved to proceed with the acquisition of the MCC entities, in accordance with the provisions of the Transaction Agreement and in compliance with the provisions of Title XVI of Law No. 18,046 on Corporations.

The acquisition of the shares of the MCC entities by Itaú Corpbanca is subject to the corresponding regulatory approvals, including approval from the Commission for the Financial Market.

Acquisition of 20% ownership in Itaú Corredor de Seguros Colombia S.A.

On November 5, 2019, Itaú Corpbanca committed to acquire 20% of the shares that Helm LLC holds in Itaú Corredor de Seguros de Colombia S.A.

The acquisition of the shares of Itaú Corredor de Seguros de Colombia S.A. by Itaú Corpbanca, is subject to the corresponding regulatory approvals, including the approval from the Commission for the Financial Market.

Note 9 - Contingencies, Commitments, and Responsibilities, continued

c)	Contingent loans and provisions

The following table contains the amounts for which the Bank and its subsidiaries are contractually obliged to grant loans together with the relevant allowances for loan losses:

	As of June 30,	As of December 31,
	2021	2020
	MCh$	MCh$
Collateral and guarantees	422,079	437,396
Confirmed foreign letters of credit	2,348	2,207
Letters of credit issued	266,712	136,561
Documented guarantees	1,414,260	1,407,102
Available on demand credit lines	4,014,489	2,656,219
Other credit commitments	784,225	754,375
Totals	6,904,113	5,393,860

d)    Responsibilities

The Bank and its subsidiaries have the following responsibilities arising from its regular course of business:

	As of June 30,	As of December 31,
	2021	2020
	MCh$	MCh$
Third party operations
Collections	15,264	16,540
Transferred financial assets managed by the Bank	1,145,822	1,183,053
Third party funds under management	—	—
Subtotals	1,161,086	1,199,593
Custody of securities
Securities held in custody	2,892,194	2,269,967
Securities held in custody deposited in other entities	172,898	259
Securities issued by the Bank held in custody	106,731	105,585
Subtotals	3,171,823	2,375,811
Totals	4,332,909	3,575,404

Note 9 - Contingencies, Commitments, and Responsibilities, continued

e)    Guarantees, Contingencies and other

Itaú Corpbanca

As a result of the financial needs generated by the Covid-19 pandemic, the Central Bank of Chile (BCCh) has implemented the new Conditional Funding Facility (FCIC) and the Liquidity Credit Line (LCL) as measures to support liquidity and credit access for the Chilean economy. The FCIC program is guaranteed by high credit quality loans and/or bonds issued by the BCCh. The FCIC program provides banks access to 4-year loans at the policy rate, with available funds size increasing as a function of additional loans and financial instruments pledged as collateral .This measure includes the possibility to substitute the financial instruments on which the collateral was initially pledged to the BCCh, if required.

As of June 30, 2021, the Bank has pledged loans to guarantee the access to the new Conditional Funding Facility (FCIC) provided by the BCCh. The principal of the loans amounts to MCh$1,946,822 (MCh$1,766,997 as of December 31,2020), while the credit quality of the loans varies between A1 and A4 according to our loans rating policy, which are from the highest quality. Additionally, the Bank has pledged as collateral, financial instruments from the FVTOCI portfolio for an amount of MCh$837,869 (MCh$319,213 as of December 31,2020).

Itaú Corredores de Seguros S.A.

In order to comply with Article 58, letter d) of the Chilean Decree with Force of Law (“DFL”) 251 of 1930, which states that, “Insurance brokers, in order to conduct business, must comply with the requirement of contracting insurance policies as determined by the Commission for the Financial Market (Ex- Superintendency of Securities and Insurance), in order to correctly and fully comply with the obligations arising from its activities and especially regarding damages that may be incurred by insured parties taking policies through the brokerage house,” the subsidiary has renewed the following insurance policies:

Entity	From	To	Amount (UF)	Beneficiary
Consorcio Nacional de Seguros S.A.	04-15-2021	04-14-2022	60,000 & 500	Itaú Corredores de Seguros S.A.

Itaú Corredores de Bolsa Limitada

In order to comply with articles 30 and 31 of Chilean Law 18,045, this subsidiary kept a bank guarantee certificate with the Chilean Electronic Stock Exchange and Santiago Stock Exchange, to ensure the correct and complete fulfillment of its obligations as stockbroker. The beneficiaries are the current or future creditors that the subsidiary has or will have derived from its transactions. The detail of the bank guarantee certificate is as follows:

Entity	From	To	Amount (UF)	Beneficiary
Mapfre Compañía de Seguros S.A	04-22-2020	04-22-2022	4,000	Bolsa de Comercio de Santiago
Itaú Corpbanca Chile	04-22-2021	04-22-2022	16,000	Bolsa Electrónica de Chile

Note 9 - Contingencies, Commitments, and Responsibilities, continued

In addition, the Company has contracted a comprehensive insurance policy to provide for possible situations of operational fidelity. The detail of the comprehensive insurance policy is as follows:

Entity	From	To	Amount (UF)	Beneficiary
Orión Seguros Generales S.A.	06-19-2021	06-19-2022	5,000 & 10,000	Bolsa Electrónica de Chile

The Company pledged the shares of the Santiago Stock Exchange in favor of said company, to guarantee compliance with the obligations with respect to transactions carried out with other brokers. The amount amounts to MCh$2,843 as of June 30, 2021 (MCh$5,325 as of December 31, 2020).

The Broker is registered in the Registry of Portfolio Administrators since November 22, 2017, for which it maintains a guarantee ticket in Itaú Corpbanca with an expiration date of June 22, 2021, for an amount of UF10,000 as representative of the beneficiaries of the guarantee in articles 98 and 99 of Law No. 20,172, in order to guarantee the faithful and full compliance of the Portfolio Administration obligations.

There are guarantees for ThUS$100 equivalent to ThCh$73, to guarantee operations with foreign traders Pershing.

As of June 30, 2021, the Broker maintains in the Santiago Stock Exchange, cash and fixed income securities to guarantee operations in the Securities Clearing and Settlement House for MCh$4,817 (MCh$5,988 as of December 31, 2020).

Itaú Administradora General de Fondos S.A.

On April 9, 2020, Itaú Administradora General de Fondos S.A. contracted a new guarantee certificate of UF10,000 in favor of Fundación DUOC Pontificia Universidad Católica de Chile, to guarantee faithful compliance with Articles 12, 13 and 14 of Law No. 20,712 on Administration of Third Party Funds and Individual Portfolios, maturing on January 10, 2021. Itaú Corpbanca is the representative of its beneficiaries.

Below are the guarantee slips and beneficiaries that Corpbanca Administradora General de Fondos S.A. maintains in effect to date, which were required to comply with the obligations of portfolio management contracts, their committees, Funds, payment of labor and social obligations with the contractor’s workers

Entity	From	To	Amount (UF)	Amount (MCh$)	Beneficiary
Banco Santander Chile	06-02-2017	08-31-2021	15,000	—	Corporación de Fomento de la Producción CORFO
Banco Santander Chile	08-14-2017	08-30-2021	500	—	Corporación de Fomento de la Producción CORFO
Itaú Corpbanca	07-02-2020	07-01-2021	—	50	Ferrocarriles del Estado